Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Pinterest’s equity compensation programs do not currently include annual or periodic stock option awards, but the compensation committee has in the past granted stock options to our executives in connection with certain events, such as upon an executive’s appointment, and accordingly such grants have been event-driven. During 2024, the compensation committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Pinterest’s equity compensation programs do not currently include annual or periodic stock option awards, but the compensation committee has in the past granted stock options to our executives in connection with certain events, such as upon an executive’s appointment, and accordingly such grants have been event-driven. During 2024, the compensation committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the compensation committee did not consider material nonpublic information when determining the timing or terms of equity awards to our executives, and the company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false